Cash and Cash Equivalents (Details Textual)	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Interest rate per annum		2.27%
Top of range [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate per annum	2.00%
Bottom of range [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate per annum	1.79%